Cover	May 06, 2026
Cover [Abstract]
Entity Registrant Name	LATAMED AI CORP.
Entity Central Index Key	0001477960
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	May 06, 2026
Entity Ex Transition Period	false
Entity File Number	000-52543
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-3670551
Entity Address Address Line 1	Av. Rómulo Gallegos con Av. Las Palmas
Entity Address Address Line 2	Edif. Torre Gerencial Los Andes
Entity Address City Or Town	Caracas
Entity Address Country	VE
Entity Address Postal Zip Code	1071
City Area Code	787
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	476 2350